Supplemental Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Cash Flow, Supplemental [Line Items]
Income taxes, net of refunds	$ 389.1	$ 435.0	$ 434.0
Interest	$ 135.0	$ 129.5	$ 138.4